Information on market risk and fair value of financial assets and liabilities (telecom activities) - Financial liabilities - Additional information (Details) € in Millions	Dec. 31, 2023 EUR (€)
Financial assets, liabilities and financial results (telecom activities)
Notional and accrued interest	€ 494
Future interest on bonds	8,150
Future interest on bank loans	323
Future interest on derivative instruments	€ (1,366)